Derivative Liabilities (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Minimum [Member] | Remeasurement Date [Member]
Expected dividends		0.00%
Expected volatility		150.00%
Expected term		0 years
Risk Free Interest Rate		1.20%
Minimum [Member] | Commitment Date [Member]
Expected dividends		0.00%
Expected volatility		150.00%
Expected term		2 years
Risk Free Interest Rate		0.29%
Maximum [Member] | Remeasurement Date [Member]
Expected term		2 years 5 months 23 days
Risk Free Interest Rate		1.47%
Maximum [Member] | Commitment Date [Member]
Expected term		5 years
Risk Free Interest Rate		2.61%
Commitment Date [Member]
Expected dividends	0.00%
Expected volatility	150.00%
Commitment Date [Member] | Minimum [Member]
Expected term	2 years
Risk Free Interest Rate	0.29%
Commitment Date [Member] | Maximum [Member]
Expected term	5 years
Risk Free Interest Rate	2.61%
Recommitment Date [Member]
Expected dividends	0.00%
Expected volatility	150.00%
Recommitment Date [Member] | Minimum [Member]
Expected term	1 year 4 months 28 days
Risk Free Interest Rate	1.38%
Recommitment Date [Member] | Maximum [Member]
Expected term	4 years 9 months 4 days
Risk Free Interest Rate	1.89%